Financial Instruments - Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		R$ 1,534,471	R$ 1,531,036
Financial instruments at fair value through profit or loss		151,615	140,824
Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		1,523,998	1,519,524
Vinci Monalisa FIM Credito Privado IE [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	[1]	888,630	1,025,462
Vinci Multiestrategia FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		409	1,038
Vinci Special Opportunities Fund Master SP [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		15,381	0
Compass Lapco Fondo De Inversion Serie B [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		5,967	0
Vinci Institucional FI RF Referenciado DI [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		0	3,028
Vinci Income Fund Ltd [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		28,842	31,150
Vinci Argentina Opportunity Fund II [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		0	17,120
Vinci Compass Brazil Equity Fund Class I [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		10,736	0
Latin America Equity Fund Class I [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		11,081	0
Vinci Reservas Tecnicas FI RF DI [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		16,058	16,392
Retirement Services Investment Funds [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	[2]	508,420	374,813
FI Vinci Renda Fixa CP [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		11,591	7,676
Fondo Mutuo Compass Liquidez [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		7,104	14,862
Pershing Money Market [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		5,255	0
LV Money Market USD [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		6,262	5,592
Other Mutual Funds [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		7,605	9,919
Other Mutual Funds [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		8,262	10,044
Compass - Fondo De Inversin Adelanto De Efectivo [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		12,353	0
Non Current Assets [Member]
Disclosure of financial assets [line items]
Financial instruments at fair value through profit or loss		19,958	9,919
Current Assets [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss		R$ 1,523,998	R$ 1,519,524

[1]	Vinci Monalisa FIM Crédito Privado IE (“Vinci Monalisa”) is a mutual fund incorporated in Brazil and wholly owned by the Company. Vinci Monalisa’s balances are the following:
[2]	These funds refer to the financial products as part of the Company’s retirement plans services. See Note 16 for further information.